Interest in Other Entities (Details) - Schedule of Comprehensive Income - USD ($) $ in Thousands	4 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Eventer [Member]
Interest in Other Entities (Details) - Schedule of Comprehensive Income [Line Items]
Revenues		$ 1,498	$ 1,472
Net profit (loss) for the period		111	(587)
Jeffs’ Brands Ltd.[Member]
Interest in Other Entities (Details) - Schedule of Comprehensive Income [Line Items]
Revenues		3,871	2,343
Net profit (loss) for the period		(1,079)	$ (1,526)
Gix Internet Ltd [Member]
Interest in Other Entities (Details) - Schedule of Comprehensive Income [Line Items]
Revenues	$ 31,144	48,016
Net profit (loss) for the period	$ 164	$ (122)